Average Annual Total Returns (Small Company Growth Trust)	12 Months Ended
May 01, 2011
Russell 2000 Growth Index
Average Annual Return:
One Year	29.09%
Five Year	5.30%
Since Inception	6.17%
Date of Inception	Oct. 24, 2005
Series NAV, Small Company Growth Trust
Average Annual Return:
One Year	26.44%
Five Year	5.00%
Since Inception	6.06%
Date of Inception	Oct. 24, 2005